Income tax income/(expense) is comprised of current and deferred tax. (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current income tax charge	€ (32)	€ (69)	€ (2,849)
Adjustments in respect of current income tax of previous year	(19)	109	(258)
Relating to origination and reversal of temporary differences	(3,395)	869	2,233
Income tax income/(expense)	€ (3,446)	€ 909	€ (874)